Liabilities and off-balance sheet commitments by maturity - Schedule of maturity of financial and non-financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	€ 78,098	€ 34,826	€ 37,330
Customer deposits	609,517	574,355
Financial liabilities at fair value through profit or loss
- Other trading liabilities	6,972	6,717
- Trading derivatives	25,737	21,325
- Non-trading derivatives	1,629	2,215
- Designated as at fair value through profit or loss	48,444	47,684
Debt securities in issue	82,065	118,528
Subordinated loans	15,805	16,588	€ 13,724
Lease liabilities	1,339	1,507
Financial liabilities	869,605	823,745
Other liabilities	11,646	12,886
Total liabilities	881,250	836,631
Coupon interest due on financial liabilities	9,147	13,271
Contingent liabilities	37,499	43,974
Guarantees issued by ING Groep N.V.	292	319
Irrevocable facilities	124,991	120,002
Contingent Liabilities And Commitments	162,782	164,296
Contingent liability for guarantees [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	23,386	27,502
Contingent Liability For Irrevocable Letters Of Credit [Member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	14,016	16,340
Other contingent liabilities [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	97	131
Not later than one month [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	11,080	9,903
Customer deposits	587,137	540,544
Financial liabilities at fair value through profit or loss
- Other trading liabilities	4,940	4,666
- Trading derivatives	2,179	1,589
- Non-trading derivatives	283	379
- Designated as at fair value through profit or loss	32,540	27,048
Debt securities in issue	5,144	2,616
Lease liabilities	17	16
Financial liabilities	643,321	586,762
Other liabilities	6,830	7,916
Total liabilities	650,150	594,677
Coupon interest due on financial liabilities	229	574
Guarantees issued by ING Groep N.V.	292	319
Irrevocable facilities	124,991	120,002
Contingent Liabilities And Commitments	162,186	163,670
Not later than one month [member] | Contingent liability for guarantees [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	22,836	26,952
Not later than one month [member] | Contingent Liability For Irrevocable Letters Of Credit [Member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	14,016	16,340
Not later than one month [member] | Other contingent liabilities [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	50	57
Later than one month and not later than three months [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	537	847
Customer deposits	9,662	13,892
Financial liabilities at fair value through profit or loss
- Other trading liabilities	1,197	646
- Trading derivatives	2,297	1,492
- Non-trading derivatives	178	91
- Designated as at fair value through profit or loss	8,506	10,467
Debt securities in issue	8,428	13,278
Lease liabilities	42	39
Financial liabilities	30,848	40,753
Other liabilities	568	820
Total liabilities	31,416	41,573
Coupon interest due on financial liabilities	490	692
3-12 months [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	772	12,011
Customer deposits	8,208	13,784
Financial liabilities at fair value through profit or loss
- Other trading liabilities	204	436
- Trading derivatives	4,250	3,312
- Non-trading derivatives	204	152
- Designated as at fair value through profit or loss	1,330	1,885
Debt securities in issue	13,441	35,915
Lease liabilities	166	161
Financial liabilities	28,576	67,656
Other liabilities	2,681	2,361
Total liabilities	31,257	70,017
Coupon interest due on financial liabilities	1,155	1,482
Irrevocable facilities	0
Contingent Liabilities And Commitments	0
1-5 years [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	64,147	10,280
Customer deposits	2,169	3,646
Financial liabilities at fair value through profit or loss
- Other trading liabilities	268	568
- Trading derivatives	9,589	7,771
- Non-trading derivatives	468	616
- Designated as at fair value through profit or loss	2,181	2,938
Debt securities in issue	25,752	36,895
Subordinated loans	661	1,780
Lease liabilities	611	668
Financial liabilities	105,846	65,160
Other liabilities	765	728
Total liabilities	106,611	65,888
Coupon interest due on financial liabilities	3,732	5,790
Contingent Liabilities And Commitments	47	75
1-5 years [member] | Other contingent liabilities [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	47	75
More than 5 years [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	1,722	1,965
Customer deposits	2,207	2,381
Financial liabilities at fair value through profit or loss
- Other trading liabilities	323	333
- Trading derivatives	7,794	7,011
- Non-trading derivatives	454	440
- Designated as at fair value through profit or loss	3,247	5,089
Debt securities in issue	25,430	26,592
Subordinated loans	8,815	7,455
Lease liabilities	520	643
Financial liabilities	50,512	51,909
Other liabilities	802	1,061
Total liabilities	51,315	52,970
Coupon interest due on financial liabilities	3,249	4,355
Contingent Liabilities And Commitments	550	550
More than 5 years [member] | Contingent liability for guarantees [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	550	550
Maturity not applicable [member]
Financial liabilities at fair value through profit or loss
- Designated as at fair value through profit or loss	11	7
Subordinated loans	5,670	6,941
Financial liabilities	5,680	6,948
Total liabilities	5,680	6,948
Coupon interest due on financial liabilities	292	379
Adjustment [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	(161)	(180)
Customer deposits	134	108
Financial liabilities at fair value through profit or loss
- Other trading liabilities	39	68
- Trading derivatives	(373)	151
- Non-trading derivatives	41	539
- Designated as at fair value through profit or loss	631	251
Debt securities in issue	3,868	3,231
Subordinated loans	659	411
Lease liabilities	(18)	(21)
Financial liabilities	4,821	4,557
Total liabilities	€ 4,821	€ 4,557